COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-4367

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectuses for the Columbia Core Bond Fund that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 77 under the 1933 Act and Amendment No. 78 under the 1940 Act, the text of which was filed electronically on August 28, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 4th day of September, 2008.

COLUMBIA FUNDS SERIES TRUST I

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary